EQUITY-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant assumptions used to develop the fair value estimates of equity-based awards
Compensation expenses	$ 48,539	$ 41,224	$ 24,371
Unrecognized compensation expense	$ 95,609
Weighted average remaining period for recognition of unrecognized compensation cost	1 year 9 months 18 days
Income approach | Minimum
Significant assumptions used to develop the fair value estimates of equity-based awards
Discount rate (as a percent)	14.00%	18.00%	20.00%
Income approach | Maximum
Significant assumptions used to develop the fair value estimates of equity-based awards
Discount rate (as a percent)	17.00%	20.00%	22.00%
Market approach | Minimum
Significant assumptions used to develop the fair value estimates of equity-based awards
Forward income multiples	$ 13.0	$ 11.0	$ 9.0
Forward revenue multiples	1.5
Market approach | Maximum
Significant assumptions used to develop the fair value estimates of equity-based awards
Forward income multiples	$ 20.0	$ 17.0	$ 17.5
Forward revenue multiples	3.25
Partners
Significant assumptions used to develop the fair value estimates of equity-based awards
Forfeiture rate (as a percent)	3.00%
Non-partner employees
Significant assumptions used to develop the fair value estimates of equity-based awards
Forfeiture rate (as a percent)	5.00%